UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Tactics Advisors, LLC
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75021

13F File Number:  028-14597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      W.C. Davis Parr
Title:     Manager
Phone:     214.273.5208

Signature, Place, and Date of Signing:

 /s/ W.C. Davis Parr     Dallas, Texas/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $128,884 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103     2451   100834 SH       SOLE                   100834
AMERISTAR CASINOS INC          COM              03070Q101     4274   229440 SH       SOLE                   229440
AMYLIN PHARMACEUTICALS INC     COM              032346108     3944   158000 SH       SOLE                   158000
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4     1033  1006044 SH       SOLE                  1006044
BABCOCK & WILCOX CO NEW        COM              05615F102     4339   168486 SH       SOLE                   168486
BARRICK GOLD CORP              COM              067901108     3261    75000 SH       SOLE                    75000
BP PLC                         SPONSORED ADR    055622104     9480   210668 SH       SOLE                   210668
CHICOPEE BANCORP INC           COM              168565109      490    33804 SH       SOLE                    33804
CHIPMOS TECH BERMUDA LTD       SHS              G2110R114     2586   147000 SH       SOLE                   147000
CLEARWIRE CORP NEW             CL A             18538Q105     4015  1761000 SH       SOLE                  1761000
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     2177  2575834 SH       SOLE                  2575834
ELECTRONIC ARTS INC            COM              285512109     7638   463300 SH       SOLE                   463300
EXTORRE GOLD MINES LTD         COM              30227B109     1963   325000 SH       SOLE                   325000
HEXCEL CORP NEW                COM              428291108     4628   192767 SH       SOLE                   192767
IROBOT CORP                    COM              462726100     3312   121500 SH       SOLE                   121500
MERITOR INC                    COM              59001K100     2620   324691 SH       SOLE                   324691
MGM RESORTS INTERNATIONAL      COM              552953101     3065   225000 SH       SOLE                   225000
NOVAGOLD RES INC               COM NEW          66987E206     1795   250000 SH       SOLE                   250000
OMNIAMERICAN BANCORP INC       COM              68216R107     5009   258752 SH       SOLE                   258752
RALCORP HLDGS INC NEW          COM              751028101     6401    86400 SH       SOLE                    86400
RENTECH NITROGEN PARTNERS L    COM UNIT         760113100     4641   167297 SH       SOLE                   167297
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     3167   107600 SH       SOLE                   107600
RUBICON MINERALS CORP          COM              780911103     1033   316992 SH       SOLE                   316992
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     3962   162000 SH       SOLE                   162000
SUSQUEHANNA BANCSHARES INC P   COM              869099101     1512   153000 SH       SOLE                   153000
SYNOVUS FINL CORP              COM              87161C105     1913   937245 SH       SOLE                   937245
TRANSOCEAN LTD                 REG SHS          H8817H100     9682   177000 SH       SOLE                   177000
U S SILICA HLDGS INC           COM              90346E103     5361   256002 SH       SOLE                   256002
VIEWPOINT FINL GROUP INC MD    COM              92672A101     9396   610942 SH       SOLE                   610942
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     5811   210000 SH       SOLE                   210000
WILEY JOHN & SONS INC          CL A             968223206     3756    93033 SH       SOLE                    93033
WPX ENERGY INC                 COM              98212B103     4169   231500 SH       SOLE                   231500